Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of Inventories [Line Items]
Inventories	$ 105,896,437	$ 112,035,992
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	47,657,192	51,455,826
Products in transit
Disclosure of Inventories [Line Items]
Inventories	27,425,532	25,510,618
Crude oil
Disclosure of Inventories [Line Items]
Inventories	23,832,590	28,428,427
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,765,903	5,870,013
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	139,977	160,180
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	$ 75,243	$ 610,928